Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021 Carats $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 Carats shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares Carats $ / shares
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement	3,101,042				3,085,000		3,085,000
Options with potential future dilutive effect not included in calculation of diluted earnings per share									2,455,002
Dividends declared and paid | $				$ 0					$ 0
Restricted stock units with potential future dilutive effect not included in calculation of diluted earnings per share									863,333
weighted average remaining contractual life of the options outstanding		3 years 7 months 6 days							2 years 8 months 19 days
Share based compensation by share based payment arrangement exercise price per share | $ / shares						$ 0.63
Dilutive stock options			1,426,667						0
Common shares [member]
Disclosure of Shareholder's Equity [Line Items]
Common shares issued and fully paid		210,697,474	210,697,474	210,697,474	210,697,474	210,697,474	210,697,474	210,697,474	210,490,807
Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			420,002						287,778
Share based compensation by share based payment arrangement exercise price per share | $ / shares								$ 0.64	$ 0
Share based compensation by share based payment arrangement equity instruments other than options granted during the period | Carats							1,000,000		0
Dilutive stock options			4,680,001
Stock options granted [Member]
Disclosure of Shareholder's Equity [Line Items]
Share based compensation by share based payment arrangement exercise price per share | $ / shares	$ 0.714
Restricted stock units granted [Member] | Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period			1,142,493
Share based compensation by share based payment arrangement equity instruments other than options granted during the period weighted average fair value per share | $ / shares								$ 0.714
Top of range [member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement | Carats							2,439,668
Description of vesting share based payment arrangement		1/3 on January 17, 2023, 1/3 on January 17, 2024 and 1/3 on January 17, 2025
Bottom of range [member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement | Carats							661,376
Description of vesting share based payment arrangement		1/3 on February 21, 2023, 1/3 February 21, 2024 and 1/3 February 21, 2025
Long-Term Equity Incentive Plan [Member]
Disclosure of Shareholder's Equity [Line Items]
Percentage of shares reserved for issue under options and contracts for sale of shares		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Number of instruments granted in share-based payment arrangement			21,069,747
Option Issued Slot One [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement | Carats							1,085,000
Description of vesting share based payment arrangement		February 3, 2021 vesting 1/3 on February 3, 2022, 1/3 on February 3, 2023 and 1/3 on February 3, 2024
Option Issued Slot Two [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement | Carats							2,000,000
Description of vesting share based payment arrangement		November 15, 2021 vesting 1/3 on November 15, 2022, 1/3 on November 15, 2023 and 1/3 on November 15, 2024